Note 13 - Equity Compensation Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
 13.      Equity Compensation Plan

During 2007, the Company’s board of directors has adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time.

As of December 31, 2012, a total of 324,766 restricted shares had been granted under the Plan since the first grant in the third quarter of 2007.

On August 14, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $17.10 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date (54,000 restricted shares on October 1, 2007, 29,000 restricted shares on October 1, 2008 and 29,000 restricted shares on October 1, 2009).

On November 20, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $15.95 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date, (54,000 restricted shares on October 31, 2008, 29,000 restricted shares on October 31, 2009 and 29,000 restricted shares on October 1, 2010).

On March 18, 2008, the Company granted 9,396 of non-vested restricted shares to the Deputy Chairman of the Board and Executive Director of the Company and 16,609 restricted shares to certain employees of the Manager (a related party) under the Plan, treated as non-employees for stock based compensation recording purposes. The fair value of each share granted was $13.52 which is equal to the market value of the Company’s common stock on the day of a grant. The restricted shares vested over 3 years from the grant date, (13,003 shares on March 18, 2009, 6,501 shares on March 18, 2010 and 6,501 shares on March 18, 2011).

On November 22, 2012, the Company granted 74,761 non-vested restricted shares to the Company’s CEO, CFO, Executive and Non-Executive members of Board of Directors. The fair value of each share granted was $7.26 which is equal to the market value of the Company’s common stock on that day. The restricted shares will vest on September 30, 2014.

All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2010, 2011 and 2012. As restricted share grantees retained dividends on awards that are expected vest, such dividends would have been charged to retained earnings.

The Company estimates the forfeitures of restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.

 In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service.

The stock based compensation expense for the restricted vested and non-vested shares for the years ended December 31, 2010, 2011 and 2012 amounted to $154,442, $4,071 and $31,268, respectively, and is included in the consolidated statements of income under the caption “General and administrative expenses”.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2012, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share

Non-vested, January 1, 2012	—	—
Granted	74,761	7.26
Vested	—	—
Forfeited	—	—
Non-vested, December 31, 2012	74,761	7.26

The total fair value of shares vested during the years ended December 31, 2010 and 2011 was $172,110 and $38,551, respectively, based on the closing share price at each vesting date. No shares vested during the year ended December 31, 2012. The remaining unrecognized compensation cost amounting to $511,498 as of December 31, 2012, is expected to be recognized over the remaining period of 1.75 years, according to the contractual terms of those non-vested share awards.